Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 6: Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities. In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from transactions with affiliates are generally settled monthly. The Company reimbursed CMFG Life $8,758 and $17,659 for these expenses for the three and six months ended June 30, 2019, respectively and $7,376 and $14,347 for the three and six months ended June 30, 2018, respectively; which are included in operating and other expenses.

Amounts receivable/payable from/to affiliates are shown in the following table:

	June 30,	December 31,
	2019	2018

Receivable from:
CMFG Life	$-	$5,001
Other	-	26

Total	$-	$5,027

Payable to:
CUNA Brokerage Services, Inc.	$2,676	$2,948
CMFG Life	740	-
Other	145	58

Total	$3,561	$3,006

Amounts receivable from CMFG Life at December 31, 2018 are primarily for a policyholder’s purchase of an MLIC annuity when a CMFG Life policyholder has surrendered their policy for the purchase of a single premium deferred index annuity or flexible premium deferred variable and index linked annuity and for the cession of death claims related to the Company’s single premium deferred index annuity or flexible premium variable index linked deferred annuity.

The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services. MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company. The Company recorded MCA investment management fees totaling $13 and $25 for the three and six months ended June 30, 2019. The Company recorded MCA investment management fees totaling $4 and $9 for the three and six months ended June 30, 2018. The MCA investment management fees are included as a reduction to net investment income.

The Company utilizes CUNA Brokerage Services, Inc., which is 100% owned by CMIC, to distribute its single premium deferred index annuity and flexible premium deferred variable and index linked annuity. The recorded commission expense for this service was $8,559 and $15,925 for the three and six months ended June 30, 2019 and $7,491 and $14,360 for the three and six months ended June 30, 2018, respectively, These commission expenses are included in operating and other expenses. This expense is entirely offset by commission income the Company receives from CMFG Life as part of the 2013 and 2015 reinsurance agreements.

See Note 7 regarding reinsurance and other agreements entered into by the Company and CMFG Life.

Note 6: Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities. In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from transactions with affiliates are generally settled monthly. The Company reimbursed CMFG Life $30,131, $20,808 and $15,349 for these expenses in 2018, 2017 and 2016, respectively; which are included in operating and other expenses.

Amounts receivable/payable from/to affiliates are shown in the following table:

	2018	2017

Receivable from:
CMFG Life	$5,001	$8,492
Other	26	–

Total	$5,027	$8,492

Payable to:
CUNA Brokerage Services, Inc.	$2,948	$2,749
Other	58	22

Total	$3,006	$2,771

Amounts receivable from CMFG Life at December 31, 2018 and 2017 are primarily for a policyholder’s purchase of an MLIC annuity when a CMFG Life policyholder has surrendered their policy for the purchase of a single premium deferred index annuity or flexible premium variable and index linked deferred annuity and for the cession of death claims related to the Company’s single premium deferred index annuity or flexible premium variable index linked deferred annuity.

The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services. MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company. The Company recorded MCA investment management fees totaling $58, $21 and $28 for the years ended December 31, 2018, 2017 and 2016, respectively, which are included as a reduction to net investment income.

The Company utilizes CUNA Brokerage Services, Inc., which is 100% owned by CMIC, to distribute its single premium deferred index annuity and flexible premium variable and index linked deferred annuity and recorded commission expense for this service of $29,996, $29,114 and $24,900 in 2018, 2017 and 2016, respectively, which is included in operating and other expenses. This expense is entirely offset by commission income the Company receives from CMFG Life as part of the 2013 and 2015 reinsurance agreements.

The Company received additional paid in capital of $20,653 of debt securities from CMIC in 2018, net of deferred tax liability of $24. The Company received no additional paid in capital in 2017 or 2016. The Company paid a $7,000 cash dividend to its parent in 2017. The Company paid no dividends in 2018 or 2016.

See Note 7 regarding reinsurance and other agreements entered into by the Company and CMFG Life.